Matthews China Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.6%
	Shares	Value
Consumer Discretionary: 26.3%
Broadline Retail: 16.9%
Alibaba Group Holding, Ltd.	112,100	$2,550,216
JD.com, Inc. Class A	47,250	841,104
PDD Holdings, Inc. ADR[a]	5,502	727,199
		4,118,519
Hotels, Restaurants & Leisure: 4.8%
Meituan Class Ba,b,c	37,010	497,088
Galaxy Entertainment Group, Ltd.	66,000	363,745
Trip.com Group, Ltd. ADR	3,147	236,654
Luckin Coffee, Inc. ADR[a]	1,653	62,831
		1,160,318
Household Durables: 3.0%
Man Wah Holdings, Ltd.	504,000	279,194
Midea Group Co., Ltd. A Shares	26,000	265,056
Hisense Home Appliances Group Co., Ltd. H Shares	60,000	187,239
		731,489
Automobiles: 1.6%
BYD Co., Ltd. H Shares	27,300	386,672
Total Consumer Discretionary		6,396,998

Financials: 20.1%
Banks: 7.2%
China Construction Bank Corp. H Shares	883,000	848,908
China Merchants Bank Co., Ltd. H Shares	79,000	474,788
China Merchants Bank Co., Ltd. A Shares	74,500	422,390
		1,746,086
Capital Markets: 7.1%
China Merchants Securities Co., Ltd. H Shares[b,c]	252,000	560,979
China International Capital Corp., Ltd. H Shares[b,c]	177,600	488,489
East Money Information Co., Ltd. A Shares	77,340	294,281
Hong Kong Exchanges & Clearing, Ltd.	4,400	249,961
Hithink RoyalFlush Information Network Co., Ltd. A Shares	2,700	140,834
		1,734,544
Insurance: 5.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	119,500	814,800
New China Life Insurance Co., Ltd. H Shares	37,800	224,262
China Life Insurance Co., Ltd. H Shares	72,000	204,514
		1,243,576
Consumer Finance: 0.7%
Qfin Holdings, Inc. ADR	6,088	175,213
Total Financials		4,899,419

Communication Services: 16.6%
Interactive Media & Services: 13.1%
Tencent Holdings, Ltd.	28,900	2,462,688
Kuaishou Technology[b,c]	49,500	538,237
Baidu, Inc. Class Aa	11,650	199,448
		3,200,373

	Shares	Value
Entertainment: 2.0%
NetEase, Inc.	9,900	$301,311
Maoyan Entertainment[b,c]	101,800	104,411
Tencent Music Entertainment Group ADR	3,723	86,895
		492,617
Diversified Telecommunication Services: 0.9%
China Tower Corp., Ltd. H Shares[b,c]	147,000	216,899
Media: 0.6%
Focus Media Information Technology Co., Ltd. A Shares	129,511	146,457
Total Communication Services		4,056,346

Industrials: 11.3%
Electrical Equipment: 5.3%
Contemporary Amperex Technology Co., Ltd. A Shares	10,800	609,142
Sungrow Power Supply Co., Ltd. A Shares	14,900	338,623
Hongfa Technology Co., Ltd. A Shares	58,600	216,726
Xuji Electric Co., Ltd. A Shares	34,400	128,046
		1,292,537
Ground Transportation: 2.7%
DiDi Global, Inc. ADR[a]	106,286	661,099
Machinery: 1.6%
Neway Valve Suzhou Co., Ltd. A Shares	30,000	188,610
Yutong Bus Co., Ltd. A Shares	48,300	184,393
		373,003
Professional Services: 0.9%
Kanzhun, Ltd. ADR[a]	9,704	226,686
Air Freight & Logistics: 0.8%
JD Logistics, Inc.[a,b,c]	115,900	195,143
Total Industrials		2,748,468

Information Technology: 9.5%
Semiconductors & Semiconductor Equipment: 3.8%
OmniVision Integrated Circuits Group, Inc. A Shares	17,100	362,686
Cambricon Technologies Corp., Ltd. A Shares[a]	1,803	335,182
Xinyi Solar Holdings, Ltd.	342,000	151,210
NAURA Technology Group Co., Ltd. A Shares	1,272	80,731
		929,809
Communications Equipment: 2.8%
Suzhou TFC Optical Communication Co., Ltd. A Shares	19,104	449,765
BYD Electronic International Co., Ltd.	43,000	228,474
		678,239
Electronic Equipment, Instruments & Components: 2.1%
Foxconn Industrial Internet Co., Ltd. A Shares	40,000	370,458
Wingtech Technology Co., Ltd. A Shares[a]	20,000	130,426
		500,884

Matthews China Active ETFSeptember 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Technology Hardware, Storage & Peripherals: 0.8%
Lenovo Group, Ltd.	140,000	$207,830
Total Information Technology		2,316,762

Real Estate: 4.0%
Real Estate Management & Development: 4.0%
KE Holdings, Inc. ADR	11,740	223,060
China Overseas Property Holdings, Ltd.	300,000	194,335
Longfor Group Holdings, Ltd.[b,c]	97,500	148,874
CIFI Holdings Group Co., Ltd.[a]	3,720,000	116,662
China Resources Land, Ltd.	28,000	109,331
Yuexiu Property Co., Ltd.	151,000	101,114
China Overseas Grand Oceans Group, Ltd.	155,000	49,605
Times China Holdings, Ltd.[a]	1,260,000	31,256
Total Real Estate		974,237

Health Care: 4.0%
Biotechnology: 1.8%
Innovent Biologics, Inc.[a,b,c]	35,500	439,849
Life Sciences Tools & Services: 1.7%
WuXi AppTec Co., Ltd. A Shares	26,800	421,248
Pharmaceuticals: 0.4%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	23,480	92,538
Health Care Providers & Services: 0.1%
Aier Eye Hospital Group Co., Ltd. A Shares	11,800	20,430
Total Health Care		974,065

Materials: 3.4%
Metals & Mining: 3.4%
CMOC Group, Ltd. H Shares	165,000	332,740
CMOC Group, Ltd. A Shares	146,000	321,604
MMG, Ltd.[a]	188,000	163,102
Total Materials		817,446

Consumer Staples: 2.4%
Beverages: 2.4%
Wuliangye Yibin Co., Ltd. A Shares	24,300	414,171
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	6,300	171,488
Total Consumer Staples		585,659

	Shares	Value

Energy: 2.0%
Oil, Gas & Consumable Fuels: 1.2%
PetroChina Co., Ltd. H Shares	316,000	$287,554
Energy Equipment & Services: 0.8%
China Oilfield Services, Ltd. H Shares	240,000	206,056
Total Energy		493,610

TOTAL COMMON EQUITIES		24,263,010
(Cost $20,268,572)
SHORT-TERM INVESTMENTS: 0.3%
Money Market Funds: 0.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[d]	74,146	74,146
(Cost $74,146)

Total Investments: 99.9%		24,337,156
(Cost $20,342,718)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		29,550
Net Assets: 100.0%		$24,366,706

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $3,189,969, which is 13.09% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).